Statements of Cash Flows (Parenthetical) - USD ($)	6 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Primsol Business Purchase Included In Primsol Payable Gross	$ 1,250,000	$ 1,250,000
Accretion of Discount	$ 173,000	$ 173,000